Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2017
Supplemental Cash Flow Elements [Abstract]
Schedule of Supplemental Cash Flow Information

	December 31, 2017	December 31, 2016

Supplemental cash flow information
Cash paid for interest	$-	$-
Cash paid for income taxes	$-	$-

Noncash financing and investing activities
Assumption of liabilities related to reverse acquisition
Accounts payable	$26,098	$-
Accrued expenses	17,932	-
Issuance of common stock related to reverse acquisition recognized in:
Common stock	352	-
Additional paid-in capital	(38,102)	-
Total	(37,750)	-
Cash received related to net liabilities assumed in a reverse acquisition transaction	$6,280	$-